SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Lease buildings
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	39 years
Bottom of Range | Other
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	3 years
Top of Range | Other
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Lease terms and estimated useful lives of right-of-use assets	15 years